Goodwill and Other Intangible Assets - Goodwill (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018
Goodwill [Roll Forward]
Balance, beginning of the period					$ 38,451	$ 38,249
Acquisitions					46,788	385
Foreign currency translation adjustments					(14)	(2)
Divestiture of RxCrossroads subsidiary					(398)
Impairments					(6,149)	(181)	$ 0
Balance, end of the period	$ 78,678		$ 38,451		78,678	38,451	38,249
Pharmacy Services
Goodwill [Roll Forward]
Balance, beginning of the period					21,819	21,637
Acquisitions					1,569	182
Foreign currency translation adjustments					0	0
Divestiture of RxCrossroads subsidiary					0
Impairments					0	0
Balance, end of the period	23,388		21,819		23,388	21,819	21,637
Retail/LTC
Goodwill [Roll Forward]
Balance, beginning of the period					16,632	16,612
Acquisitions					735	203
Foreign currency translation adjustments					(14)	(2)
Divestiture of RxCrossroads subsidiary					(398)
Impairments					(6,149)	(181)
Balance, end of the period	10,806		16,632		10,806	16,632	16,612
Health Care Benefits
Goodwill [Roll Forward]
Balance, beginning of the period					0	0
Acquisitions					44,484	0
Foreign currency translation adjustments					0	0
Divestiture of RxCrossroads subsidiary					0
Impairments					0	0
Balance, end of the period	44,484		0		44,484	0	$ 0
Long-Term Care Reporting Unit | Retail/LTC
Goodwill [Roll Forward]
Impairments	(2,200)	$ (3,900)
Balance, end of the period	$ 431				$ 431
RX Crossroads
Goodwill [Roll Forward]
Impairments			$ (46)	$ (135)
TCJA, deferred tax liability, provisional income tax benefit						47
Increase in carrying amount of reporting unit						$ 47
Disposal consideration received								$ 725